Subsequent events (Tables)	12 Months Ended
Dec. 31, 2021
BPL Plasma, Inc.
Events after the Reporting Period
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Consideration paid
First payment performed	9,921	12,000
Cash paid at the transaction closing date	308,016	372,548
Total consideration paid	317,937	384,548
Fair value of net assets acquired	15,039	18,190
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	302,898	366,358